Bank indebtedness (Details Textuals) - CAD CAD in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Bank indebtedness [Line Items]
Borrowings	[1]	CAD 222,786	CAD 159,269
Borrowings, interest rate basis		ranging from LIBOR plus 2% to 3.25% per annum, and Canadian prime or US base rate plus 1% to 2.25% per annum
Description of hedging instruments used to hedge risk exposures and how they are used		The Credit Facilities prohibit the Corporation from entering into any fixed price derivative contract, excluding basis swaps, where the term of such contract exceeds five years. Further, the aggregate of such contracts cannot hedge greater than 75% of total estimated natural gas and liquids production over the first three years and 50% over the fourth and fifth years. In addition, the Credit Facilities allow us to enter into basis swap arrangements to any natural gas price point in North America for up to 100,000 MMbtu/day with a maximum term of seven years. Basis swap arrangements do not count against the limitations on hedged production.
Financial assets pledged as collateral for liabilities or contingent liabilities		CAD 1,000,000
Borrowings, interest rate		4.50%	3.50%
Bottom of range [member]
Bank indebtedness [Line Items]
Undrawn Facility Standby Fee Percentage		0.50%
Top of range [member]
Bank indebtedness [Line Items]
Undrawn Facility Standby Fee Percentage		0.8125%
Reserve-based credit facilities [Member]
Bank indebtedness [Line Items]
Borrowings		CAD 400,000
Revolving operating loan facility [Member]
Bank indebtedness [Line Items]
Borrowings		20,000
Revolving Credit Facility [Member]
Bank indebtedness [Line Items]
Borrowings		380,000
Letters of credit [Member]
Bank indebtedness [Line Items]
Borrowings		CAD 0	CAD 0

[1]	Total debt is a non-GAAP measure that includes bank indebtedness and working capital deficit.